UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22242
Van Kampen Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2009 (Unaudited)

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Government Obligations 76.8%
		Belgium 1.4%
EUR	200	Belgium Government Bond	3.500%	03/28/11	$295,508

		Brazil 2.2%
BRL	475	Brazil Notas do Tesouro Nacional	10.000	01/01/14	237,114
	490	Brazil Notas do Tesouro Nacional	10.000	01/01/17	228,742

					465,856

		Canada 2.3%
CAD	300	Canadian Government Bond	2.750	12/01/10	285,555
	200	Canadian Government Bond	4.000	06/01/17	195,930

					481,485

		Colombia 0.4%
COP	150,000	Colombia Government International Bond	12.000	10/22/15	85,968

		Denmark 0.6%
DKK	600	Denmark Government Bond	4.000	11/15/17	119,663

		France 4.8%
EUR	250	France Government Bond O.A.T.	3.750	04/25/17	370,153
	100	France Government Bond O.A.T.	4.000	10/25/13	151,741
	300	France Government Bond O.A.T.	5.500	04/25/29	505,747

					1,027,641

		Germany 4.4%
	360	Bundesrepublik Deutschland	3.250	07/04/15	528,909
	70	Bundesrepublik Deutschland	4.250	07/04/17	107,824
	190	Bundesrepublik Deutschland	4.750	07/04/34	297,598

					934,331

Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Greece 1.4%
EUR	200	Hellenic Republic Government Bond	4.600%	05/20/13	$302,273

		Hungary 2.3%
HUF	20,680	Hungary Government Bond	6.750	02/24/17	98,858
	76,710	Hungary Government Bond	7.250	06/12/12	398,959

					497,817

		Italy 3.6%
EUR	300	Italy Buoni Poliennali Del Tesoro	3.500	03/15/11	442,026
	220	Italy Buoni Poliennali Del Tesoro	4.000	02/01/17	324,896

					766,922

		Japan 10.8%
JPY	15,000	Japan Government 10-Year Bond	1.300	12/20/13	163,163
	110,000	Japan Government 10-Year Bond	1.500	09/20/14	1,206,418
	30,000	Japan Government 10-Year Bond	1.700	09/20/17	330,777
	25,000	Japan Government 20-Year Bond	2.100	12/20/28	263,484
	35,000	Japan Government 30-Year Bond	1.700	06/20/33	329,354

					2,293,196

		Malaysia 3.0%
MYR	2,178	Malaysia Government Bond	3.833	09/28/11	634,842

		Mexico 2.9%
MXN	3,800	Mexican Bonos	7.750	12/14/17	284,863
	3,800	Mexican Bonos	10.000	12/05/24	328,189

					613,052

		Netherlands 4.2%
EUR	230	Netherlands Government Bond	4.000	01/15/37	323,898

Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Netherlands (continued)
EUR	300	Netherlands Government Bond	4.250%	07/15/13	$458,716
	70	Netherlands Government Bond	4.500	07/15/17	107,810

					890,424

		Norway 0.4%
NOK	500	Norway Government Bond	6.000	05/16/11	87,300

		Peru 0.5%
PEN	270	Peru Bono Soberano	12.250	08/10/11	108,204

		Poland 3.2%
PLN	660	Poland Government Bond	4.250	05/24/11	224,602
	735	Poland Government Bond	5.500	10/25/19	241,367
	400	Poland Government Bond	6.250	10/24/15	141,961
EUR	50	Poland Government International Bond	5.875	02/03/14	74,468

					682,398

		Russia 0.9%
USD	192	Russia Government International Bond	7.500	03/31/30	193,680

		South Africa 2.8%
ZAR	5,284	South Africa Government Bond	7.250	01/15/20	602,475

		Spain 0.7%
EUR	100	Spain Government Bond	3.900	10/31/12	150,584

		Sweden 0.7%
SEK	500	Sweden Government Bond	4.500	08/12/15	75,217
	500	Sweden Government Bond	5.500	10/08/12	76,698

					151,915

		Thailand 1.1%
THB	7,000	Thailand Government Bond	5.250	05/12/14	227,288

Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Turkey 2.8%
TRY	549	Turkey Government Bond	*	02/02/11	$321,984
	81	Turkey Government Bond	10.000%	02/15/12	58,556
	280	Turkey Government Bond	16.000	03/07/12	211,387

					591,927

		United Kingdom 3.9%
GBP	250	United Kingdom Treasury Gilt	4.250	06/07/32	401,712
	70	United Kingdom Treasury Gilt	5.000	03/07/12	125,198
	160	United Kingdom Treasury Gilt	5.000	03/07/18	296,453

					823,363

		United States 15.5%
USD	380	United States Treasury Bond	4.500	02/15/36	391,757
	700	United States Treasury Note	1.125	12/15/11	697,047
	550	United States Treasury Note	2.000	11/30/13	544,157
	100	United States Treasury Note	3.500	02/15/18	100,750
	290	United States Treasury Note	4.250	08/15/14	313,653
	300	United States Treasury Note	4.250	08/15/15	322,617
	350	United States Treasury Note	4.375	08/15/12	378,766
	500	United States Treasury Note	4.500	05/15/17	542,227

					3,290,974

		Total Government Obligations 76.8%			16,319,086

		Agency Bonds 10.6%
		Australia 0.4%
AUD	100	New South Wales Treasury Corp.	6.000	05/01/12	85,575

		France 0.7%
USD	150	Societe Financement de l’Economie Francaise (a)	2.125	01/30/12	150,732

		Germany 1.9%
JPY	30,000	Kreditanstalt fuer Wiederaufbau	0.750	03/22/11	317,710

Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		Germany (continued)
GBP	50	Kreditanstalt fuer Wiederaufbau	5.125%	01/07/11	$87,540

					405,250

		Luxembourg 2.6%
JPY	30,000	European Investment Bank	1.250	09/20/12	321,427
EUR	150	European Investment Bank	5.375	10/15/12	235,673

					557,100

		Netherlands 0.7%
USD	150	LeasePlan Corp. NV (a)	3.000	05/07/12	150,735

		New Zealand 0.7%
	150	Westpac Securities NZ Ltd. (a)	2.500	05/25/12	150,058

		Sweden 0.8%
	150	Swedbank AB (a)	3.000	12/22/11	153,454

		United Kingdom 0.7%
	150	Barclays Bank PLC (a)	2.700	03/05/12	152,142

		United States 2.1%
EUR	150	Goldman Sachs Group, Inc. (FDIC Guaranteed)	3.500	12/08/11	221,923
	150	JPMorgan Chase & Co. (FDIC Guaranteed)	3.625	12/12/11	222,185

					444,108

		Total Agency Bonds 10.6%			2,249,154

		Corporate Bonds 4.4%
		Republic of Korea (South Korea) 0.5%
USD	100	Export-Import Bank of Korea	8.125	01/21/14	110,739

		Switzerland 1.4%
IDR	2,737,400	UBS AG (a)(b)	11.500	09/15/19	300,567

Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)		Description	Coupon	Maturity	Value

		United Kingdom 2.5%
IDR	5,559,000	JPMorgan Chase Bank (a)	9.000%	09/15/18	$526,495

		Total Corporate Bonds 4.4%			937,801

Total Long-Term Investments 91.8% (Cost $19,065,700)					19,506,041

Eurodollar Time Depostit 6.4%
State Street Bank & Trust Co. ($1,367,093 par, yielding 0.01%, 08/03/09 maturity) (Cost $1,367,093)					1,367,093

Total Investments 98.2% (Cost $20,432,793)					20,873,134

Foreign Currency 0.6% (Cost $110,634)					115,031

Other Assets in Excess of Liabilities 1.2%					268,653

Net Assets 100.0%					$21,256,818

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Variable Rate Coupon

Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
Forward Foreign Currency Contracts Outstanding as of July 31, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Australian Dollar
157,000 expiring 08/17/09	US $	$131,194	$8,527

Euro
138,000 expiring 08/10/09	US $	196,694	3,394
55,000 expiring 08/10/09	US $	78,393	356

			3,750

Japanese Yen
171,100,000 expiring 08/27/09	US $	1,808,570	(19,051)
4,250,000 expiring 08/27/09	US $	44,923	62

			(18,989)

Norwegian Krone
1,000,000 expiring 08/13/09	EUR	163,109	8,662

Russian Ruble
3,582,700 expiring 08/14/09	US $	113,587	3,587

Swedish Krona
575,000 expiring 08/13/09	US $	79,687	7,467

Turkish Lira
258,304 expiring 08/03/09	US $	175,603	9,395

Total Long Contracts			$22,399

Short Contracts:
Canadian Dollar
290,000 expiring 08/17/09	US $	$269,214	$(19,081)

Danish Krone
320,000 expiring 08/13/09	US $	61,235	(1,186)

Euro
110,093 expiring 08/13/09	NOK	156,919	(2,473)
65,000 expiring 08/10/09	US $	92,646	(2,385)
50,000 expiring 08/10/09	US $	71,266	(1,193)

			(6,051)

Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts: (continued)
Norwegian Krone
270,000 expiring 08/13/09	US $	$44,039	$(2,468)

Swedish Krona
1,100,000 expiring 08/13/09	US $	152,446	(13,151)

Turkish Lira
258,304 expiring 08/03/09	US $	175,604	(1,074)

Total Short Contracts			$(43,011)

Total Forward Foreign Currency Contracts			$(20,612)

Futures contracts outstanding as of July 31, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
German Euro Bond Futures, September 2009 (Current Notional Value of $173,022 per contract)	1	$5,132
Japan Government 10-Year Bond Futures, September 2009 (Current Notional Value of $1,450,916 per contract)	1	24,056
U.S. Treasury Notes 10-Year Futures, September 2009 (Current Notional Value of $117,281 per contract)	1	1,047

Total Long Contracts	3	30,235

Short Contracts:
German Euro Bond Futures, September 2009 (Current Notional Value of $164,672 per contract)	1	(2,538)
U.S. Treasury Notes 5-Year Futures, September 2009 (Current Notional Value of $115,383 per contract)	1	(1,674)
U.S. Treasury Notes 10-Year Futures, September 2009 (Current Notional Value of $117,281 per contract)	1	(1,330)
UK Long Gilt Bond Futures, September 2009 (Current Notional Value of $194,665 per contract)	1	(2,653)

Total Short Contracts	4	(8,195)

Total Futures Contracts	7	$22,040

Van Kampen Global Bond Fund
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
Security Valuation Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective December 31, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets:
Government Obigations	$—	$16,319,086	$—	$16,319,086
Agency Bonds — Foreign Government Guaranteed	—	1,805,046	—	1,805,046
Agency Bonds — FDIC Guaranteed	—	444,108	—	444,108
Corporate Bonds	—	937,801	—	937,801
Short-Term Investments	—	1,367,093	—	1,367,093
Futures	30,235	—	—	30,235
Forward Foreign Currency Contracts	—	41,450	—	41,450

Total Assets	30,235	20,914,584	—	20,944,819

Liabilities:
Futures	(8,195)	—	—	(8,195)
Forward Foreign Currency Contracts	—	(62,062)	—	(62,062)

Total Liabilities	(8,195)	(62,062)	—	(70,257)

Total	$22,040	$20,852,522	$—	$20,874,562

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 33.6%
Austria 0.1%
Erste Group Bank AG	148	$5,166
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	62	3,021
OMV AG	102	4,049
Telekom Austria AG	288	4,396

		16,632

Belgium 0.2%
Anheuser-Busch InBev NV	377	15,000
Belgacom SA	140	5,015
Colruyt SA	13	2,909
Delhaize Group	80	5,721
Groupe Bruxelles Lambert SA	63	5,000
KBC Groep NV (a)	123	2,623
Solvay SA	29	2,842
UCB SA	80	2,645

		41,755

Bermuda 0.1%
Accenture Ltd., Class A	400	14,028
Axis Capital Holdings Ltd.	100	2,846
Bunge Ltd.	100	6,997
Cooper Industries Ltd.	100	3,295
Invesco Ltd.	226	4,463
Willis Group Holdings Ltd.	100	2,492

		34,121

Canada 0.0%
Ultra Petroleum Corp. (a)	100	4,412

Denmark 0.2%
A P Moller — Maersk A/S, Class B	1	6,220
Danske Bank A/S (a)	358	7,452
Novo Nordisk A/S, Class B	439	25,837

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S (a)	146	$10,284

		49,793

Finland 0.2%
Fortum Oyj	354	8,199
Kone Oyj, Class B	123	4,185
Nokia Oyj	2,179	29,008
Sampo Oyj, Class A	341	7,120
Stora Enso Oyj, Class R (a)	303	1,926
UPM-Kymmene Oyj	267	2,797

		53,235

France 2.3%
Accor SA	152	6,489
Air Liquide SA	103	10,755
Alcatel-Lucent SA (a)	1,859	5,140
Alstom SA	200	13,731
AXA SA	989	20,905
BNP Paribas SA	545	39,733
Bouygues SA	200	8,519
Cap Gemini SA	273	12,605
Carrefour SA	358	16,805
Casino Guichard-Perrachon SA	34	2,343
Christian Dior SA	43	3,732
CNP Assurances	30	2,741
Compagnie de Saint-Gobain	229	9,286
Compagnie Generale des Etablissements Michelin, Class B	113	8,159
Credit Agricole SA	723	10,320
Dassault Systemes SA	52	2,602
Electricite de France	164	8,129
Essilor International SA	419	23,231
France Telecom SA	1,089	27,178

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
GDF Suez	669	$25,559
Groupe DANONE	355	19,048
Hermes International	55	8,266
Klepierre (REIT)	67	1,916
Lafarge SA	64	4,623
Lagardere SCA	99	3,698
L’Oreal SA	199	17,248
LVMH Moet Hennessy Louis Vuitton SA	198	17,861
Neopost SA	25	2,129
Pernod-Ricard SA	136	10,568
PPR	61	6,798
Publicis Groupe	101	3,590
Renault SA (a)	147	6,269
Sanofi-Aventis SA	790	51,750
Schneider Electric SA	174	15,808
SCOR SE	137	3,289
Societe Generale	377	24,207
Sodexo	76	4,002
Suez Environnement SA	220	4,192
Thales SA	73	3,086
Total SA	819	45,420
Unibail-Rodmaco (REIT)	36	6,291
Vallourec SA	41	5,394
Veolia Environnement	302	10,387
Vinci SA	343	17,458
Vivendi	947	24,329

		575,589

Germany 2.0%
Adidas AG	159	6,719
Allianz SE	287	28,307
BASF SE	385	19,294

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
Bayer AG	658	$40,384
Bayerische Motoren Werke AG	265	12,249
Beiersdorf AG	70	3,525
Commerzbank AG (a)	531	4,163
Daimler AG	520	24,065
Deutsche Bank AG	325	21,026
Deutsche Boerse AG	159	12,600
Deutsche Lufthansa AG	182	2,459
Deutsche Post AG	673	10,652
Deutsche Telekom AG	1,691	21,668
E.ON AG	1,137	43,042
Fresenius Medical Care AG & Co. KGaA	396	18,186
Henkel AG & Co. KGaA	106	3,336
K&S AG	70	3,929
Linde AG	56	5,285
MAN AG	80	5,530
Merck KGaA	51	4,747
Metro AG	90	5,212
Muenchener Rueckversicherungs-Gesellschaft AG	132	19,960
RWE AG	272	22,970
SAP AG	1,690	79,489
Siemens AG	540	43,101
ThyssenKrupp AG	176	5,418
TUI AG (a)	200	1,288
Volkswagen AG	74	26,606

		495,210

Greece 0.1%
Alpha Bank AE (a)	300	3,955
Hellenic Telecommunications Organization SA	220	3,449
National Bank of Greece SA (a)	389	11,355
OPAP SA	180	4,323

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Greece (continued)
Piraeus Bank SA (a)	255	$3,031

		26,113

Ireland 0.1%
Covidien PLC	300	11,343
CRH PLC	222	5,354
Elan Corp. (a)	391	3,115
Ingersoll-Rand PLC	200	5,776
Kerry Group PLC	112	2,612

		28,200

Italy 0.8%
Alleanza Assicurazioni SpA	344	2,586
Assicurazioni Generali SpA	708	16,136
Atlantia SpA	209	4,611
Banca Monte dei Paschi di Siena SpA	2,034	3,812
Banco Popolare SC (a)	513	4,146
Enel SpA	2,734	14,856
ENI SpA	998	23,229
Fiat SpA (a)	572	6,343
Finmeccanica SpA	300	4,550
Intesa Sanpaolo SpA (a)	6,195	23,068
Luxottica Group SpA (a)	112	2,803
Mediaset SpA	632	3,822
Mediobanca SpA	398	5,588
Parmalat SpA	1,400	3,498
Saipem SpA	167	4,522
Snam Rete Gas SpA	626	2,741
Telecom Italia SpA	8,109	12,690
Telecom Italia SpA RSP Shares	4,917	5,540
Terna Rete Elettrica Nationale SpA	973	3,429
UniCredit SpA (a)	10,636	31,153
Unione di Banche Italiane ScpA	496	6,939

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Italy (continued)
Unione di Banche Italiane ScpA (warrants, expiring 6/30/2011) (a)	496	$36

		186,098

Jersey 0.1%
Experian PLC	800	6,602
Shire PLC	400	5,933
WPP PLC	898	6,927

		19,462

Luxembourg 0.1%
ArcelorMittal	358	12,884
Millicom International Cellular SA (a)	50	3,762
SES SA	233	4,603
Tenaris SA	298	4,519

		25,768

Netherlands 0.6%
Aegon NV	1,168	8,587
Akzo Nobel NV	96	5,267
ASML Holding NV	355	9,295
Corio NV (REIT)	28	1,552
European Aeronautic Defence and Space Co. NV	257	4,901
Heineken Holding NV	87	2,995
Heineken NV	198	7,905
ING Groep NV	1,270	16,287
Koninklijke Ahold NV	679	7,722
Koninklijke DSM NV	206	7,364
Koninklijke KPN NV	1,467	22,049
Koninklijke Philips Electronics NV	635	14,481
Reed Elsevier NV	495	5,188
STMicroelectronics NV	561	4,285
TNT NV	312	7,411
Unilever NV	938	25,629

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	228	$4,484

		155,402

Netherlands Antilles 0.1%
Schlumberger Ltd.	500	26,750

Norway 0.1%
DnB NOR ASA (a)	582	5,065
Orkla ASA	600	4,751
StatoilHydro ASA	558	11,926
Telenor ASA (a)	673	6,208
Yara International ASA	100	3,100

		31,050

Panama 0.0%
Carnival Corp.	100	2,799

Portugal 0.1%
Banco Comercial Portugues SA, Class R	1,915	2,050
Energias de Portugal SA	1,482	5,878
Portugal Telecom SGPS SA	487	4,934

		12,862

Spain 1.1%
Abertis Infraestructuras SA	221	4,577
Acciona SA	23	2,778
ACS Actividades de Construccion y Servicios SA	150	7,994
Banco Bilbao Vizcaya Argentaria SA	2,392	39,275
Banco de Sabadell SA	763	5,090
Banco Popular Espanol SA	661	5,968
Banco Santander SA	5,297	76,706
Criteria Caixacorp SA	689	3,314

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Spain (continued)
Enagas	142	$2,808
Gamesa Corp. Tecnologica SA	147	3,180
Gas Natural SDG SA	89	1,666
Iberdrola Renovables SA	676	3,122
Iberdrola SA	2,161	18,542
Industria de Diseno Textil SA	179	9,629
Red Electrica Corp. SA	87	4,088
Repsol YPF SA	261	6,060
Telefonica SA	2,523	62,769
Union Fenosa SA	297	3,306

		260,872

Sweden 0.6%
Alfa Laval AB	289	3,148
Assa Abloy AB, Class B	254	4,189
Atlas Copco AB, Class A	500	5,959
Atlas Copco AB, Class B	300	3,180
Getinge AB, Class B	500	7,483
Hennes & Mauritz AB, Class B	418	24,851
Investor AB, Class B	364	6,482
Nordea Bank AB	1,695	16,443
Sandvik AB	800	7,622
Scania AB, Class B	300	3,513
Securitas AB, Class B	251	2,365
Skandinaviska Enskilda Banken AB, Class A (a)	363	2,027
Skanska AB, Class B	305	4,280
SKF AB, Class B	400	6,000
Svenska Cellulosa AB, Class B	300	3,856
Svenska Handelsbanken AB, Class A	370	9,050
Swedish Match AB	203	3,875
Tele2 AB, Class B	249	3,351
Telefonaktiebolaget LM Ericsson, Class B	1,643	16,120

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Sweden (continued)
TeliaSonera AB	1,820	$11,678
Volvo AB, Class B	900	6,579

		152,051

Switzerland 2.0%
ABB Ltd. (a)	1,358	24,805
ACE Ltd.	100	4,906
Actelion Ltd. (a)	78	4,303
Adecco SA	99	4,771
Aryzta AG (a)	65	2,281
Baloise Holding AG	40	3,189
Compagnie Financiere Richemont SA	417	10,247
Credit Suisse Group AG	662	31,283
Foster Wheeler AG (a)	100	2,310
Geberit AG	31	4,325
Givaudan SA	3	2,006
Holcim Ltd. (a)	83	5,041
Julius Baer Holding AG	166	7,907
Kuehne & Nagel International AG	43	3,581
Logitech International SA (a)	138	2,324
Lonza Group AG	38	3,766
Nestle SA	2,172	89,388
Noble Corp.	100	3,386
Novartis AG	1,796	82,250
Roche Holding AG	525	82,780
SGS SA	4	4,724
Sonova Holding AG	101	8,908
Swatch Group AG	25	4,569
Swiss Reinsurance	267	10,244
Swisscom AG	20	6,564
Syngenta AG	40	9,230

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland (continued)
Transocean Ltd. (a)	100	$7,969
Tyco Electronics Ltd.	300	6,441
Tyco International Ltd.	300	9,066
UBS AG (a)	1,769	25,840
Weatherford International Ltd. (a)	300	5,628
Zurich Financial Services AG	91	17,882

		491,914

United Kingdom 4.3%
Admiral Group PLC	152	2,429
Anglo American PLC	523	16,861
Associated British Foods PLC	286	3,803
AstraZeneca PLC	1,055	49,398
Aviva PLC (a)	2,065	12,099
BAE Systems PLC	2,235	11,462
Barclays PLC	6,504	32,844
BG Group PLC	1,450	24,197
BHP Billiton PLC	884	23,080
BP PLC	7,046	58,520
British American Tobacco PLC	1,070	33,210
British Land Co. PLC (REIT)	394	2,863
British Sky Broadcasting Group PLC	919	8,382
BT Group PLC	6,219	13,157
Bunzl PLC	300	2,596
Cable & Wireless PLC	1,973	4,753
Cadbury PLC	1,087	10,731
Cairn Energy PLC (a)	79	3,162
Capita Group PLC	501	5,586
Carnival PLC	132	3,845
Centrica PLC	3,104	11,420
Cobham PLC	901	2,696
Compass Group PLC	1,486	8,005

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Diageo PLC	1,719	$26,935
Drax Group PLC	262	1,752
F&C Asset Management PLC	181	222
Firstgroup PLC	388	2,149
Friends Provident Group PLC	1,817	2,129
G4S PLC	1,027	3,663
GlaxoSmithKline PLC	3,953	75,872
Hammerson PLC (REIT)	357	2,056
Home Retail Group PLC	700	3,672
HSBC Holdings PLC	7,848	79,412
Imperial Tobacco Group PLC	823	23,522
International Power PLC	1,197	5,104
J Sainsbury PLC	833	4,418
Kingfisher PLC	1,901	6,756
Land Securities Group PLC (REIT)	396	3,532
Legal & General Group PLC	4,700	5,060
Liberty International PLC (REIT)	107	779
Lloyds TSB Group PLC	7,569	10,747
Man Group PLC	1,377	6,366
Marks & Spencer Group PLC	1,306	7,543
National Grid PLC	1,544	14,405
Next PLC	159	4,529
Old Mutual PLC	3,776	6,044
Pearson PLC	663	7,681
Prudential PLC	1,973	14,773
Reckitt Benckiser PLC	486	23,348
Reed Elsevier PLC	881	6,229
Rio Tinto PLC	400	16,631
Rolls-Royce Group PLC (a)	1,458	10,089
Royal Bank of Scotland Group PLC (a)	13,219	9,903
Royal Dutch Shell PLC, Class A	1,324	34,768

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	1,019	$26,452
RSA Insurance Group PLC	2,623	5,547
SABMiller PLC	730	16,913
Sage Group PLC	2,508	8,186
Scottish & Southern Energy PLC	545	10,078
Serco Group PLC	395	2,662
Severn Trent PLC	185	2,993
Smith & Nephew PLC	1,810	14,377
Smiths Group PLC	309	3,716
Standard Chartered PLC	1,477	35,060
Standard Life PLC	1,817	6,004
Tate & Lyle PLC	370	2,273
Tesco PLC	4,416	27,109
Thomson Reuters PLC	143	4,574
Tullow Oil PLC	400	6,605
Unilever PLC	874	23,068
United Utilities Group PLC	563	4,239
Vodafone Group PLC	30,927	63,389
William Morrison Supermarkets PLC	1,928	8,680
Wolseley PLC (a)	52	1,163
Xstrata PLC	312	4,212

		1,042,488

United States 18.4%
3M Co.	400	28,208
Abbott Laboratories	1,100	49,489
Activision Blizzard, Inc. (a)	300	3,435
Adobe Systems, Inc. (a)	300	9,726
Advance Auto Parts, Inc.	100	4,623
AES Corp. (a)	400	5,116
Aetna, Inc.	300	8,091
Affiliated Computer Services, Inc., Class A (a)	100	4,741

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Aflac, Inc.	100	$3,786
AGCO Corp. (a)	100	3,146
Agilent Technologies, Inc. (a)	200	4,644
Air Products & Chemicals, Inc.	100	7,460
Alcoa, Inc.	500	5,880
Allegheny Energy, Inc.	100	2,521
Allergan, Inc.	300	16,029
Alliant Energy Corp.	100	2,616
Allstate Corp.	100	2,691
Altera Corp.	200	3,738
Altria Group, Inc.	800	14,024
Amazon.com, Inc. (a)	100	8,576
Ameren Corp.	100	2,543
American Electric Power Co., Inc.	200	6,192
American Express Co.	600	16,998
American International Group, Inc.	70	920
American Tower Corp., Class A (a)	200	6,818
Ameriprise Financial, Inc.	100	2,780
AmerisourceBergen Corp.	200	3,944
AMETEK, Inc.	100	3,236
Amgen, Inc. (a)	900	56,079
Amphenol Corp., Class A	100	3,335
Anadarko Petroleum Corp.	200	9,640
Analog Devices, Inc.	200	5,474
Aon Corp.	100	3,945
Apache Corp.	200	16,790
Apollo Group, Inc., Class A (a)	100	6,904
Apple, Inc. (a)	500	81,695
Applied Materials, Inc.	600	8,280
Aqua America, Inc.	100	1,806
Archer-Daniels-Midland Co.	300	9,036

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Assurant, Inc.	100	$2,552
AT&T, Inc.	6,300	165,249
Automatic Data Processing, Inc.	300	11,175
Avon Products, Inc.	200	6,476
Baker Hughes, Inc.	100	4,050
Ball Corp.	100	4,836
Bank of America Corp.	5,373	79,467
Bank of New York Mellon Corp.	900	24,606
Baxter International, Inc.	300	16,911
BB&T Corp.	300	6,864
Becton Dickinson & Co.	100	6,515
Bed Bath & Beyond, Inc. (a)	100	3,475
Berkshire Hathaway, Inc., Class B (a)	10	31,805
Best Buy Co., Inc.	200	7,474
Biogen Idec, Inc. (a)	200	9,510
BMC Software, Inc. (a)	100	3,403
Boeing Co.	300	12,873
BorgWarner, Inc.	100	3,319
Boston Properties, Inc. (REIT)	100	5,290
Boston Scientific Corp. (a)	800	8,592
Bristol-Myers Squibb Co.	1,800	39,132
Broadcom Corp., Class A (a)	300	8,469
Burlington Northern Santa Fe Corp.	100	7,859
CA, Inc.	200	4,228
Campbell Soup Co.	100	3,103
Capital One Financial Corp.	200	6,140
Cardinal Health, Inc.	200	6,660
Caterpillar, Inc.	400	17,624
CBS Corp., Class B	300	2,457
Celgene Corp. (a)	400	22,784
CenterPoint Energy, Inc.	200	2,410

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
CenturyTel, Inc.	237	$7,439
C.H. Robinson Worldwide, Inc.	100	5,453
Charles Schwab Corp.	600	10,722
Chesapeake Energy Corp.	300	6,432
Chevron Corp.	700	48,629
CIGNA Corp.	200	5,680
Cincinnati Financial Corp.	100	2,415
Cisco Systems, Inc. (a)	2,800	61,628
Citigroup, Inc.	3,200	10,144
Citrix Systems, Inc. (a)	100	3,560
Cliffs Natural Resources, Inc.	100	2,739
Clorox Co.	100	6,101
Coach, Inc.	200	5,918
Coca-Cola Co.	800	39,872
Coca-Cola Enterprises, Inc.	200	3,758
Cognizant Technology Solutions Corp., Class A (a)	200	5,918
Colgate-Palmolive Co.	200	14,488
Comcast Corp., Class A	1,100	16,346
Comcast Corp., Class Special A	500	6,995
Computer Sciences Corp. (a)	100	4,817
ConAgra Foods, Inc.	300	5,889
ConocoPhillips	700	30,597
Consol Energy, Inc.	100	3,553
Consolidated Edison, Inc.	200	7,872
Constellation Energy Group, Inc.	100	2,870
Corning, Inc.	1,100	18,700
Costco Wholesale Corp.	400	19,800
C.R. Bard, Inc.	100	7,357
Crown Castle International Corp. (a)	200	5,748
CSX Corp.	200	8,024
Cummins, Inc.	100	4,301

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
CVS Caremark Corp.	900	$30,132
Danaher Corp.	100	6,124
Darden Restaurants, Inc.	100	3,239
DaVita, Inc. (a)	100	4,970
Deere & Co.	200	8,748
Dell, Inc. (a)	1,100	14,718
DENTSPLY International, Inc.	100	3,335
Devon Energy Corp.	200	11,618
DIRECTV Group, Inc. (a)	400	10,360
Dollar Tree, Inc. (a)	100	4,612
Dominion Resources, Inc.	300	10,140
Dover Corp.	100	3,401
Dow Chemical Co.	500	10,585
DTE Energy Co.	100	3,446
Duke Energy Corp.	400	6,192
Eaton Corp.	100	5,192
eBay, Inc. (a)	600	12,750
Ecolab, Inc.	100	4,151
Edison International, Inc.	200	6,464
El Paso Corp.	300	3,018
Electronic Arts, Inc. (a)	200	4,294
Eli Lilly & Co.	900	31,401
EMC Corp. (a)	1,400	21,084
Emerson Electric Co.	500	18,190
ENSCO International, Inc.	100	3,789
Entergy Corp.	100	8,033
EOG Resources, Inc.	100	7,403
EQT Corp.	100	3,838
Equity Residential (REIT)	100	2,400
Estee Lauder Cos., Inc., Class A	100	3,644
Exelon Corp.	200	10,172

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Expeditors International of Washington, Inc.	100	$3,393
Express Scripts, Inc. (a)	100	7,004
Exxon Mobil Corp.	1,800	126,702
Family Dollar Stores, Inc.	100	3,142
Fastenal Co.	100	3,557
FedEx Corp.	100	6,784
Fifth Third Bancorp	300	2,850
FirstEnergy Corp.	200	8,240
Fiserv, Inc. (a)	100	4,741
FLIR Systems, Inc. (a)	100	2,149
Fluor Corp.	100	5,280
FMC Technologies, Inc. (a)	100	4,350
Ford Motor Co. (a)	1,000	8,000
Forest Laboratories, Inc. (a)	200	5,166
Fortune Brands, Inc.	100	3,957
FPL Group, Inc.	200	11,334
Franklin Resources, Inc.	100	8,868
Freeport-McMoRan Copper & Gold, Inc.	100	6,030
GameStop Corp., Class A (a)	100	2,189
Gap, Inc.	300	4,896
General Dynamics Corp.	200	11,078
General Electric Co.	3,600	48,240
General Mills, Inc.	200	11,782
Genuine Parts Co.	100	3,542
Genzyme Corp. (a)	200	10,378
Gilead Sciences, Inc. (a)	800	39,144
Goldman Sachs Group, Inc.	200	32,660
Goodrich Corp.	100	5,136
Google, Inc., Class A (a)	100	44,305
Halliburton Co.	400	8,836
Harris Corp.	100	3,131

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Harris Stratex Networks, Inc., Class A (a)	24	$167
Hartford Financial Services Group, Inc.	200	3,298
Hasbro, Inc.	100	2,650
Hershey Co.	100	3,995
Hess Corp.	100	5,520
Hewlett-Packard Co.	1,200	51,960
HJ Heinz Co.	200	7,692
Home Depot, Inc.	200	5,188
Honeywell International, Inc.	400	13,880
Hospira, Inc. (a)	100	3,843
H&R Block, Inc.	200	3,338
Hudson City Bancorp, Inc.	300	4,218
Humana, Inc. (a)	100	3,285
IBM Corp.	700	82,551
Illinois Tool Works, Inc.	200	8,110
Illumina, Inc. (a)	100	3,614
Intel Corp.	2,500	48,125
International Game Technology	200	3,950
International Paper Co.	200	3,762
Intuit, Inc. (a)	200	5,940
ITT Corp.	100	4,940
Jacobs Engineering Group, Inc. (a)	100	4,098
JM Smucker Co.	100	5,003
Johnson & Johnson	1,700	103,513
Johnson Controls, Inc.	300	7,764
Joy Global, Inc.	100	3,718
JPMorgan Chase & Co.	3,200	123,680
Juniper Networks, Inc. (a)	300	7,839
Kellogg Co.	200	9,500
KeyCorp	300	1,734
Kimberly-Clark Corp.	200	11,690

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
KLA-Tencor Corp.	100	$3,188
Kohl’s Corp. (a)	200	9,710
Kraft Foods, Inc., Class A	800	22,672
Kroger Co.	500	10,690
L-3 Communications Holdings, Inc.	100	7,550
Laboratory Corp. of America Holdings (a)	100	6,719
Lam Research Corp. (a)	100	3,006
Legg Mason, Inc.	100	2,814
Liberty Media Corp. — Entertainment, Ser A (a)	300	8,391
Life Technologies Corp. (a)	100	4,553
Linear Technology Corp.	100	2,687
Lockheed Martin Corp.	200	14,952
Loews Corp.	200	6,004
Lorillard, Inc.	100	7,372
Lowe’s Cos., Inc.	200	4,492
Marathon Oil Corp.	400	12,900
Marriott International, Inc., Class A	200	4,308
Marsh & McLennan Cos., Inc.	300	6,126
Masco Corp.	200	2,786
Mattel, Inc.	200	3,516
McAfee, Inc. (a)	100	4,458
McCormick & Co., Inc.	100	3,222
McDonald’s Corp.	200	11,012
McGraw-Hill Cos., Inc.	200	6,270
McKesson Corp.	200	10,230
MDU Resources Group, Inc.	100	2,013
Medco Health Solutions, Inc. (a)	300	15,858
Medtronic, Inc.	500	17,710
Merck & Co., Inc.	1,800	54,018
MetLife, Inc.	200	6,790
Microsoft Corp.	4,600	108,192

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Molson Coors Brewing Co., Class B	100	$4,521
Monsanto Co.	100	8,400
Moody’s Corp.	100	2,374
Mosaic Co.	100	5,215
Motorola, Inc.	1,300	9,308
Murphy Oil Corp.	100	5,820
NASDAQ OMX Group, Inc. (a)	100	2,113
National-Oilwell Varco, Inc. (a)	200	7,188
NetApp, Inc. (a)	200	4,492
New York Community Bancorp, Inc.	200	2,188
Newmont Mining Corp.	100	4,135
News Corp., Class A	1,100	11,363
News Corp., Class B	300	3,606
NIKE, Inc., Class B	200	11,328
NiSource, Inc.	200	2,578
Noble Energy, Inc.	100	6,112
Norfolk Southern Corp.	200	8,650
Northern Trust Corp.	100	5,981
Northrop Grumman Corp.	200	8,916
NRG Energy, Inc. (a)	100	2,721
Nucor Corp.	200	8,894
NVIDIA Corp. (a)	300	3,879
NYSE Euronext	100	2,695
Occidental Petroleum Corp.	400	28,536
Omnicom Group, Inc.	200	6,800
ONEOK, Inc.	100	3,310
Oracle Corp.	2,400	53,112
Owens-Illinois, Inc. (a)	100	3,394
PACCAR, Inc.	200	6,930
Pactiv Corp. (a)	100	2,518
Pall Corp.	100	3,008

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Parker Hannifin Corp.	100	$4,428
Paychex, Inc.	200	5,300
Peabody Energy Corp.	100	3,311
Pentair, Inc.	100	2,732
People’s United Financial, Inc.	200	3,250
Pepsi Bottling Group, Inc.	100	3,395
PepsiCo, Inc.	600	34,050
Pfizer, Inc.	4,100	65,313
PG&E Corp.	200	8,074
Pharmaceutical Product Development, Inc.	100	2,077
Philip Morris International, Inc.	800	37,280
Pinnacle West Capital Corp.	100	3,196
PNC Financial Services Group, Inc.	200	7,332
PPG Industries, Inc.	100	5,500
PPL Corp.	200	6,758
Praxair, Inc.	100	7,818
Precision Castparts Corp.	100	7,981
Principal Financial Group, Inc.	200	4,740
Procter & Gamble Co.	1,300	72,163
Progress Energy, Inc.	100	3,944
Progressive Corp. (a)	400	6,232
Prudential Financial, Inc.	200	8,854
Public Service Enterprise Group, Inc.	300	9,735
QUALCOMM, Inc.	1,000	46,210
Quest Diagnostics, Inc.	100	5,462
Questar Corp.	100	3,307
Qwest Communications International, Inc.	900	3,474
Range Resources Corp.	100	4,641
Raytheon Co.	200	9,390
Regions Financial Corp.	400	1,768
Reynolds American, Inc.	100	4,351

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Rockwell Automation, Inc.	100	$4,141
Rockwell Collins, Inc.	100	4,220
Ross Stores, Inc.	100	4,409
Safeway, Inc.	400	7,572
Saint Jude Medical, Inc. (a)	200	7,542
Salesforce.com, Inc. (a)	100	4,334
Sara Lee Corp.	400	4,256
SCANA Corp.	100	3,535
Schering-Plough Corp.	1,300	34,463
Sempra Energy	100	5,243
Sherwin-Williams Co.	100	5,775
Sigma-Aldrich Corp.	100	5,075
Simon Property Group, Inc. (REIT)	203	11,311
SLM Corp. (a)	300	2,667
Smith International, Inc.	100	2,513
Southern Co.	200	6,280
Southwestern Energy Co. (a)	200	8,286
Spectra Energy Corp.	300	5,508
Sprint Nextel Corp. (a)	1,600	6,400
Staples, Inc.	400	8,408
Starbucks Corp. (a)	400	7,080
State Street Corp.	300	15,090
Stryker Corp.	200	7,776
Sunoco, Inc.	100	2,469
SunTrust Banks, Inc.	200	3,900
Symantec Corp. (a)	500	7,465
Synthes, Inc.	127	14,273
Sysco Corp.	500	11,880
T. Rowe Price Group, Inc.	100	4,671
Target Corp.	100	4,362
Texas Instruments, Inc.	600	14,430

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Thermo Fisher Scientific, Inc. (a)	300	$13,584
Tiffany & Co.	100	2,983
Tim Hortons, Inc.	100	2,709
Time Warner Cable, Inc.	208	6,876
Time Warner, Inc.	700	18,662
TJX Cos., Inc.	200	7,246
Toll Brothers, Inc. (a)	100	1,956
Travelers Cos., Inc.	100	4,307
Union Pacific Corp.	200	11,504
United Parcel Service, Inc., Class B	300	16,119
United States Steel Corp.	100	3,975
United Technologies Corp.	400	21,788
UnitedHealth Group, Inc.	500	14,030
Unum Group	200	3,754
U.S. Bancorp	1,100	22,451
Valero Energy Corp.	200	3,600
Varian Medical Systems, Inc. (a)	100	3,527
Verizon Communications, Inc.	3,200	102,624
Vertex Pharmaceuticals, Inc. (a)	100	3,601
Viacom, Inc., Class B (a)	300	6,948
Visa, Inc., Class A	200	13,092
Vornado Realty Trust (REIT)	102	5,204
Vulcan Materials Co.	100	4,748
Walgreen Co.	700	21,735
Wal-Mart Stores, Inc.	1,300	64,844
Walt Disney Co.	1,000	25,120
Waters Corp. (a)	100	5,025
WellPoint, Inc. (a)	300	15,792
Wells Fargo & Co.	2,958	72,353
Western Union Co.	400	6,992
Weyerhaeuser Co.	100	3,504

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Williams Cos., Inc.	300	$5,007
Windstream Corp.	300	2,631
Wisconsin Energy Corp.	100	4,297
WR Berkley Corp.	100	2,323
Wyeth	1,100	51,205
Xcel Energy, Inc.	300	5,982
Xerox Corp.	500	4,095
Xilinx, Inc.	200	4,338
XTO Energy, Inc.	300	12,069
Yahoo!, Inc. (a)	800	11,456
Yum! Brands, Inc.	100	3,546
Zimmer Holdings, Inc. (a)	100	4,660
Zions Bancorporation	100	1,358

		4,502,214

Total Common Stocks 33.6%		8,234,790

Investment Companies 13.7%
United States 13.7%
iShares iBoxx Investment Grade Corporate Bond Fund	1,800	188,028
iShares MSCI Emerging Markets Index Fund	7,390	263,971
Morgan Stanley Institutional Fund, Inc. — Capital Growth Portfolio, Class I (b)	40,966	681,677
Morgan Stanley Institutional Fund, Inc. — International Growth Equity Portfolio, Class I (b)	13,387	109,772
Morgan Stanley Institutional Fund Trust — Core Fixed Income Portfolio (b)	111,465	1,034,397
Van Kampen High Yield Fund, Class I (b)	54,079	478,058
Van Kampen International Growth Fund, Class I (b)	41,056	590,789

Total Investment Companies 13.7%		3,346,692

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Preferred Stocks 0.1%
Germany 0.1%
Fresenius SE	166	$9,412
Henkel AG & Co. KGaA	142	5,222
Porsche Automobil Holding SE	66	4,303
RWE AG	29	2,057
Volkswagen AG	84	6,584

Total Preferred Stocks 0.1%		27,578

Government Agency Obligations 0.9%
United States 0.9%
Federal Home Loan Mortgage Corp. ($100,000 par, 5.50% coupon, maturing 08/20/12)		110,805
Federal National Mortgage Association ($90,000 par, 4.88% coupon, maturing 05/18/12)		97,788

Total Government Agency Obligations 0.9%		208,593

Total Long-Term Investments 48.3% (Cost $10,489,553)		11,817,653

Repurchase Agreements 48.0%
Banc of America Securities ($11,763,238 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 07/31/09, to be sold on 08/03/09 at $11,763,415)		11,763,238
State Street Bank & Trust Co. ($5,762 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 07/31/09, to be sold on 08/03/09 at $5,762)		5,762

Total Repurchase Agreements 48.0% (Cost $11,769,000)		11,769,000

Total Investments 96.3% (Cost $22,258,553)		23,586,653

Foreign Currency 0.0% (Cost $3,866)		6,470

Other Assets in Excess of Liabilities 3.7%		912,209

Net Assets 100.0%		$24,505,332

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	Affiliated Fund
REIT — Real Estate Investment Trust
Forward Foreign Currency Contracts Outstanding as of July 31, 2009:

				Unrealized
				Appreciation/
	In Exchange for		Current Value	Depreciation
Long Contracts:
Australian Dollar
598,282 expiring 08/13/09	US	$	$500,087	$29,598
487,551 expiring 08/13/09	US		$407,530	5,008

				34,606

Canadian Dollar
1,142,837 expiring 08/13/09	US		$1,060,912	62,200

Euro
1,842,961 expiring 08/13/09	US		$2,626,824	52,540

Hong Kong Dollar
1,030,892 expiring 08/13/09	US		$133,029	(11)

Japanese Yen
350,370,057 expiring 08/13/09	US		$3,703,026	(61,561)

Norwegian Krone
1,462,225 expiring 08/13/09	US		$238,502	12,825

Pound Sterling
131,751 expiring 08/13/09	US		$220,078	5,327
468,056 expiring 08/13/09	US		$781,848	18,800

				24,127

Singapore Dollar
92,689 expiring 08/13/09	US		$64,401	895

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Swiss Franc
80,463 expiring 08/13/09	US $	$75,300	$1,131

Total Long Contracts			126,752

Short Contracts:
Norwegian Krone
1,386,269 expiring 08/13/09	US $	226,113	(2,784)

Pound Sterling
127,624 expiring 08/13/09	US $	213,186	(3,418)

Swedish Krona
763,143 expiring 08/13/09	US $	105,761	(8,628)
403,710 expiring 08/13/09	US $	55,949	(4,770)

			(13,398)

			(19,600)

Total Forward Foreign Currency Contracts			$107,152

Futures contracts outstanding as of July 31, 2009:

		Unrealized
	Number of	Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts:
ASX SPI 200 Index, September 2009 (Current Notional Value of $87,963 per contract)	6	$29,580
Australian Treasury Bond 10-Year, September 2009 (Current Notional Value of $86,364 per contract)	6	1,911
Dow Jones Euro Stoxx 50 Index, September 2009 (Current Notional Value of $37,571 per contract)	12	36,216
FTSE 100 Index, September 2009 (Current Notional Value of $76,440 per contract)	4	18,683
German Euro Bond, September 2009 (Current Notional Value of $173,944 per contract)	10	43,218
Hang Seng Index, September 2009 (Current Notional Value of $131,373 per contract)	1	1,422
JGB Mini 10-Year, September 2009 (Current Notional Value of $145,902 per contract)	15	21,290

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

		Unrealized
	Number of	Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts: (continued)
S&P Mini 500 Index, September 2009 (Current Notional Value of $49,220 per contract)	23	$78,495
S&P Midcap 400 E-Mini Index, September 2009 (Current Notional Value of $62,680 per contract)	18	102,925
S&P TSE 60 Index, September 2009 (Current Notional Value of $121,179 per contract)	6	10,152
SGX MSCI Singapore Index Futures, August 2009 (Current Notional Value of $44,054 per contract)	1	302
Topix Index, September 2009 (Current Notional Value of $100,978 per contract)	15	55,623

Total Long Contracts:	117	399,817

Short Contracts:
Government of Canada 10-Year Bonds, September 2009 (Current Notional Value of $111,812 per contract)	1	1,208

Total Short Contracts	1	1,208

Total Futures Contracts	118	$401,025

Security Valuation Fixed income investments are stated at value using market quotations on indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Future contracts are valued at the settlement price each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued
Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective December 29, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value.

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant		Percent
Investment	Quoted	Other Significant	Unobservable		of Net
Type	Prices	Observable Inputs	Inputs	Total	Assets*

Assets
Common Stocks
Pharmaceuticals	$830,941	$—	$—	$830,941	3.4%
Diversified Banks	605,600	—	—	605,600	2.5
Integrated Oil & Gas	493,325	—	—	493,325	2.0
Integrated Telecommunication Services	492,063	—	—	492,063	2.0
Packaged Foods & Meats	259,444	—	—	259,444	1.1
Computer Hardware	230,924	—	—	230,924	0.9
Other Diversified Financial Services	229,578	—	—	229,578	0.9
Electric Utilities	198,482	—	—	198,482	0.8
Communications Equipment	197,251	—	—	197,251	0.8
Systems Software	180,858	—	—	180,858	0.7
Multi-Utilities	165,656	—	—	165,656	0.7
Aerospace & Defense	154,547	—	—	154,547	0.6
Biotechnology	149,413	—	—	149,413	0.6
Health Care Equipment	145,842	—	—	145,842	0.6
Industrial Conglomerates	137,083	—	—	137,083	0.6
Household Products	131,126	—	—	131,126	0.5
Multi-Line Insurance	123,959	—	—	123,959	0.5
Tobacco	123,634	—	—	123,634	0.5
Application Software	113,837	—	—	113,837	0.5

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant		Percent
Investment	Quoted	Other Significant	Unobservable		of Net
Type	Prices	Observable Inputs	Inputs	Total	Assets*

Hypermarkets & Super Centers	$106,661	$—	$—	$106,661	0.4%
Oil & Gas Exploration & Production	97,171	—	—	97,171	0.4
Semiconductors	95,425	—	—	95,425	0.4
Wireless Telecommunication Services	90,874	3,762	—	94,636	0.4
Asset Management & Custody Banks	83,768	—	—	83,768	0.3
Automobile Manufacturers	83,532	—	—	83,532	0.3
Soft Drinks	81,075	—	—	81,075	0.3
Diversified Chemicals	81,030	—	—	81,030	0.3
Industrial Machinery	78,770	—	—	78,770	0.3
Diversified Capital Markets	78,149	—	—	78,149	0.3
Food Retail	77,164	—	—	77,164	0.3
Life & Health Insurance	75,849	—	—	75,849	0.3
Movies & Entertainment	71,366	—	—	71,366	0.3
Diversified Metals & Mining	70,126	—	—	70,126	0.3
Internet Software & Services	68,511	—	—	68,511	0.3
Oil & Gas Equipment & Services	68,357	—	—	68,357	0.3
Construction & Farm Machinery & Heavy Trucks	60,518	—	—	60,518	0.3
Health Care Services	60,276	—	—	60,276	0.3
Apparel, Accessories & Luxury Goods	60,116	—	—	60,116	0.3
Property & Casualty Insurance	59,954	—	—	59,954	0.2
Heavy Electrical Equipment	52,001	—	—	52,001	0.2
Drug Retail	51,867	—	—	51,867	0.2
Apparel Retail	51,030	—	—	51,030	0.2
Air Freight & Logistics	49,812	—	—	49,812	0.2
Broadcasting & Cable TV	49,757	—	—	49,757	0.2
Investment Banking & Brokerage	48,970	—	—	48,970	0.2
Brewers	47,334	—	—	47,334	0.2

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant		Percent
Investment	Quoted	Other Significant	Unobservable		of Net
Type	Prices	Observable Inputs	Inputs	Total	Assets*

Managed Health Care	$46,878	$—	$—	$46,878	0.2%
Data Processing & Outsourced Services	46,041	—	—	46,041	0.2
Electrical Components & Equipment	44,670	—	—	44,670	0.2
Construction & Engineering	41,419	—	—	41,419	0.2
Restaurants	39,593	—	—	39,593	0.2
Publishing	38,125	—	—	38,125	0.2
Distillers & Vintners	37,503	—	—	37,503	0.2
Broadcasting — Diversified	32,533	4,603	—	37,136	0.2
Railroads	36,037	—	—	36,037	0.1
Steel	33,910	—	—	33,910	0.1
Reinsurance	33,493	—	—	33,493	0.1
IT Consulting & Other Services	32,551	—	—	32,551	0.1
Industrial Gases	31,318	—	—	31,318	0.1
Personal Products	30,893	—	—	30,893	0.1
Fertilizers & Agricultural Chemicals	29,874	—	—	29,874	0.1
Department Stores	28,580	—	—	28,580	0.1
Computer Storage & Peripherals	27,900	—	—	27,900	0.1
Health Care Supplies	26,566	—	—	26,566	0.1
Regional Banks	25,806	—	—	25,806	0.1
Consumer Finance	25,805	—	—	25,805	0.1
Specialty Chemicals	22,361	—	—	22,361	0.1
Home Improvement Retail	22,211	—	—	22,211	0.1
Health Care Distributors	20,834	—	—	20,834	0.1
Independent Power Producers & Energy Traders	20,684	—	—	20,684	0.1
Building Products	20,586	—	—	20,586	0.1
Semiconductor Equipment	20,581	—	—	20,581	0.1
Specialized Finance	19,782	—	—	19,782	0.1

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant		Percent
Investment	Quoted	Other Significant	Unobservable		of Net
Type	Prices	Observable Inputs	Inputs	Total	Assets*

Construction Materials	$19,765	$—	$—	$19,765	0.1%
Hotels, Resorts & Cruise Lines	18,730	—	—	18,730	0.1
Life Sciences Tools & Services	18,137	—	—	18,137	0.1
Gas Utilities	17,670	—	—	17,670	0.1
Diversified Commercial & Professional Services	17,353	—	—	17,353	0.1
Advertising	17,317	—	—	17,317	0.1
Diversified REIT’s	17,193	—	—	17,193	0.1
Agricultural Products	16,033	—	—	16,033	0.1
Oil & Gas Drilling	15,144	—	—	15,144	0.1
Multi-Sector Holdings	14,796	—	—	14,796	0.1
Retail REIT’s	14,778	—	—	14,778	0.1
Consumer Electronics	14,481	—	—	14,481	0.1
Oil & Gas Storage & Transportation	13,533	—	—	13,533	0.1
Insurance Brokers	12,563	—	—	12,563	0.1
Paper Products	12,341	—	—	12,341	0.1
General Merchandise Stores	12,116	—	—	12,116	0.1
Food Distributors	11,880	—	—	11,880	0.1
Specialty Stores	11,391	—	—	11,391	0.1
Footwear	11,328	—	—	11,328	0.1
Auto Parts & Equipment	11,083	—	—	11,083	0.1
Metal & Glass Containers	10,748	—	—	10,748	0.1
Human Resource & Employment Services	10,357	—	—	10,357	0.1
Electronic Equipment Manufacturers	10,128	—	—	10,128	0.0
Marine	9,802	—	—	9,802	0.0
Computer & Electronics Retail	9,663	—	—	9,663	0.0
Thrifts & Mortgage Finance	9,656	—	—	9,656	0.0
Highways & Railtracks	9,188	—	—	9,188	0.0

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant		Percent
Investment	Quoted	Other Significant	Unobservable		of Net
Type	Prices	Observable Inputs	Inputs	Total	Assets*

Internet Retail	$8,576	$—	$—	$8,576	0.0%
Casinos & Gaming	8,273	—	—	8,273	0.0
Tires & Rubber	8,159	—	—	8,159	0.0
Home Entertainment Software	7,729	—	—	7,729	0.0
Trading Companies & Distributors	7,316	—	—	7,316	0.0
Education Services	6,904	—	—	6,904	0.0
Environmental & Facilities Services	6,855	—	—	6,855	0.0
Electronic Manufacturing Services	6,441	—	—	6,441	0.0
Office Electronics	6,224	—	—	6,224	0.0
Leisure Products	6,166	—	—	6,166	0.0
Oil & Gas Refining & Marketing	6,069	—	—	6,069	0.0
Aluminum	5,880	—	—	5,880	0.0
Office	5,290	—	—	5,290	0.0
Data Processing & Outsourced Services	4,817	—	—	4,817	0.0
Water Utilities	4,799	—	—	4,799	0.0
Alternative Carriers	4,753	—	—	4,753	0.0
Automotive Retail	4,623	—	—	4,623	0.0
Gold	4,135	—	—	4,135	0.0
Housewares & Specialties	3,957	—	—	3,957	0.0
Catalog Retail	3,672	—	—	3,672	0.0
Coal & Consumable Fuels	3,553	—	—	3,553	0.0
Distributors	3,542	—	—	3,542	0.0
Real Estate Management & Development	3,532	—	—	3,532	0.0
Forest Products	3,504	—	—	3,504	0.0
Home Furnishing Retail	3,475	—	—	3,475	0.0
Specialized Consumer Services	3,338	—	—	3,338	0.0
Semiconductor Equipment	3,188	—	—	3,188	0.0

Van Kampen Global Tactical Asset Allocation Fund
Portfolio of Investments ▪ July 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant		Percent
Investment	Quoted	Other Significant	Unobservable		of Net
Type	Prices	Observable Inputs	Inputs	Total	Assets*

Utility	$3,115	$—	$—	$3,115	0.0%
Commodity Chemicals	2,842	—	—	2,843	0.0
Airlines	2,459	—	—	2,459	0.0
Residential REIT’s	2,400	—	—	2,400	0.0
Trucking	2,149	—	—	2,149	0.0
Homebuilding	1,956	—	—	1,956	0.0
Preferred Stocks
Automobile Manufacturers	10,886	—	—	10,886	0.1
Health Care Equipment	9,412	—	—	9,412	0.0
Household Products	5,222	—	—	5,222	0.0
Multi-Utilities	2,058	—	—	2,058	0.0
Investment Companies	3,346,692	—	—	3,346,692	13.7
United States Government Agencies & Obligations	—	208,593	—	208,593	0.9
Short-Term Investments	—	11,769,000	—	11,769,000
Forward Foreign Currency Contracts	—	188,324	—	188,324
Futures	401,025	—	—	401,025

Total Assets	$12,001,720	$12,174,282	$—	$24,176,002

Liabilities:
Forward Foreign Currency Contracts	—	(81,172)	—	(81,172)

Total Liabilities	—	(81,172)	—	(81,172)

*	Summary of Long-Term Investments by Industry Classification as a percentage of net assets totals to 48.3%.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust II

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	September 17, 2009